Shareholders' equity and share-based payments - TOTAL Option plans (Details)								12 Months Ended
	Sep. 14, 2018 EquityInstruments	Sep. 15, 2017 EquityInstruments	Oct. 09, 2016 EquityInstruments	Sep. 14, 2011 EUR (€)	Sep. 14, 2010 EUR (€)	Sep. 15, 2009 EUR (€)	Oct. 09, 2008 EUR (€)	Dec. 31, 2018 EUR (€) EquityInstruments	Dec. 31, 2017 EUR (€) EquityInstruments	Dec. 31, 2016 EUR (€) EquityInstruments
Share-based payments
Weighted average exercise price as of the beginning of the period (in euros) | €								€ 37.15	€ 38.16	€ 39.58
Weighted average exercise price cancelled (in euros) | €								38.20	39.90	42.90
Weighted average exercise price exercised (in euros) | €								37.64	38.95	40.80
Weighted average exercise price as of the end of the period (in euros) | €								€ 33.00	€ 37.15	€ 38.16
TOTAL share subscription or purchase option plans
Share-based payments
Existing options as of the beginning of the period								2,440,940	5,285,618	9,317,840
Cancelled (in shares)								(79,139)	(195,370)	(1,794,304)
Exercised (in shares)								(2,096,571)	(2,649,308)	(2,237,918)
Existing options as of the end of the period								265,230	2,440,940	5,285,618
Vesting period								2 years
Expiry period								8 years
TOTAL share subscription or purchase option plans | French subsidiaries
Share-based payments
Transfer restriction period								4 years
TOTAL share subscription or purchase option plans | Non-French subsidiaries
Share-based payments
Transfer restriction period								2 years
TOTAL share subscription or purchase option plans - 2008 Plan
Share-based payments
Strike price or weighted average exercise price | €							€ 42.90
Existing options as of the beginning of the period										2,561,502
Cancelled (in shares)			(1,794,304)							(1,794,304)
Exercised (in shares)										(767,198)
TOTAL share subscription or purchase option plans - 2009 Plan
Share-based payments
Strike price or weighted average exercise price | €						€ 39.90
Existing options as of the beginning of the period									1,779,053	2,710,783
Cancelled (in shares)		(195,370)							(195,370)
Exercised (in shares)									(1,583,683)	(931,730)
Existing options as of the end of the period										1,779,053
TOTAL share subscription or purchase option plans - 2010 Plan
Share-based payments
Strike price or weighted average exercise price | €					€ 38.20
Existing options as of the beginning of the period								1,950,372	2,880,237	3,323,246
Cancelled (in shares)	(79,139)							(79,139)
Exercised (in shares)								(1,871,233)	(929,865)	(443,009)
Existing options as of the end of the period									1,950,372	2,880,237
TOTAL share subscription or purchase option plans - 2011 Plan
Share-based payments
Strike price or weighted average exercise price | €				€ 33.00
Existing options as of the beginning of the period								490,568	626,328	722,309
Exercised (in shares)								(225,338)	(135,760)	(95,981)
Existing options as of the end of the period								265,230	490,568	626,328